Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Nov. 09, 2015
Document Effective Date	Nov. 09, 2015
Prospectus Date	Oct. 28, 2015
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class A
Prospectus:
Trading Symbol	MISAX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class C
Prospectus:
Trading Symbol	MCISX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class I
Prospectus:
Trading Symbol	MISIX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class R6
Prospectus:
Trading Symbol	MSSIX
Victory Trivalent International Small-Cap Fund (formerly Victory Munder International Small-Cap Fund) | Class Y
Prospectus:
Trading Symbol	MYSIX
Victory Munder Multi-Cap Fund | Class A
Prospectus:
Trading Symbol	MNNAX
Victory Munder Multi-Cap Fund | Class C
Prospectus:
Trading Symbol	MNNCX
Victory Munder Multi-Cap Fund | Class R
Prospectus:
Trading Symbol	MNNRX
Victory Munder Multi-Cap Fund | Class Y
Prospectus:
Trading Symbol	MNNYX